Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years 2 months 12 days	3 years
Brands | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Brands | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	14 years
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	1 year	2 years
Computer Software [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Computer Software [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	5 years	5 years
Customer Relationships [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	2 years
Customer Relationships [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	15 years